As filed with the Securities and Exchange Commission on April 8, 2014

1933 Act File No. 333-192859

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [ ]	Post-Effective Amendment No. 1

FUNDVANTAGE TRUST

(Exact Name Of Registrant As Specified In Charter)

(302) 791-1851

(Area Code and Telephone Number)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE  19809

(Name and Address of Agent for Service)

Copy to:

Joseph V. Del Raso, Esq.
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This Post-Effective Amendment is being filed solely for the purpose of filing an exhibit to the Registration Statement on Form N-14 (File No. 333-192859).  Parts A and B are incorporated herein by reference to the definitive prospectus and Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on January 22, 2014. Part C is incorporated herein by reference to the Registration Statement, except that sub-item 12 of Item 16 is restated in its entirety as indicated herein.

PART C

OTHER INFORMATION

Item 16. Exhibits.

(12)	Opinion and consent of Pepper Hamilton LLP regarding tax matters is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and State of Delaware on the 8th day of April, 2014.

FUNDVANTAGE TRUST

By:	/s/ Joel Weiss

Joel Weiss, President and CEO

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*	Trustee	April 8, 2014
Robert J. Christian

/s/ Iqbal Mansur*	Trustee	April 8, 2014
Iqbal Mansur

/s/ Nancy B. Wolcott*	Trustee	April 8, 2014
Nancy B. Wolcott

/s/ Donald J. Puglisi*	Trustee	April 8, 2014
Donald J. Puglisi

/s/ Stephen M. Wynne*	Trustee	April 8, 2014
Stephen M. Wynne

/s/ James Shaw	Treasurer and CFO	April 8, 2014
James Shaw

/s/ Joel Weiss	President and CEO	April 8, 2014
Joel Weiss

* By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description
12	Opinion and consent of Pepper Hamilton LLP regarding tax matters.